Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2017 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships and other	$6,220	$(2,427)	$3,793
Trademarks	149	(57)	92
	$6,369	$(2,484)	$3,885

Intangible assets as of December 31, 2016 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships and other	$6,288	$(1,835)	$4,453
Trademarks	180	(43)	137
	$6,468	$(1,878)	$4,590
Computer software as of December 31, 2017 and 2016 consists of the following (in millions):

	2017	2016
Software from business acquisitions	$1,130	$1,138
Capitalized software development costs	1,422	1,066
Purchased software	310	172
Computer software	2,862	2,376
Accumulated amortization	(1,134)	(768)
Computer software, net of accumulated amortization	$1,728	$1,608

Schedule of Estimated Amortization of Intangibles
Estimated amortization of intangibles, including the contract intangible in our Brazilian Venture, which is amortized as a reduction in revenue, for the next five years is as follows (in millions):

2018	$666
2019	655
2020	478
2021	447
2022	429